Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Schedule of deferred tax assets and liabilities [Abstract]
Allowance for doubtful accounts	$ 200,262	$ 139,048
Deferred revenue	517,578	546,043
Net operating loss carry-forwards	2,602	2,462
Total deferred tax asset	720,442	687,553
Valuation allowance	(22,619)	(48,284)
Deferred tax assets, net	$ 697,823	$ 639,269